UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28- 10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      4/17/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      385,445
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Aegean Marine Petroleum Inc    COM            y0017s102    12066  1798178 SH       SOLE                1798178      0    0
Air Transport Services Group I COM            00922r105    10795  1851586 SH       SOLE                1851586      0    0
AmeriServ Financial Inc        COM            03074a102     2427   775262 SH       SOLE                 775262      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107    11021   266344 SH       SOLE                 266344      0    0
Arkansas Best Corp             COM            040790107     7418   635087 SH       SOLE                 635087      0    0
Brown Shoe Company             COM            115736100     4089   255586 SH       SOLE                 255586      0    0
CNA Financial Corp             COM            126117100    12267   375251 SH       SOLE                 375251      0    0
Cal Dive International Inc     COM            12802t101     9924  5513231 SH       SOLE                5513231      0    0
Canadian Solar Inc             COM            136635109     4781  1381653 SH       SOLE                1381653      0    0
Celestica Inc                  COM            15101q108     9685  1197174 SH       SOLE                1197174      0    0
Chiquita Brands Intl Inc       COM            170032809    10820  1394371 SH       SOLE                1394371      0    0
Commercial Vehicle Group Inc   COM            202608105     7667   982998 SH       SOLE                 982998      0    0
Dole Food Company Inc          COM            256603101    11070  1015642 SH       SOLE                1015642      0    0
Ferro Corp                     COM            315405100    11955  1771167 SH       SOLE                1771167      0    0
Flextronics International Ltd  COM            Y2573F102     9359  1384458 SH       SOLE                1384458      0    0
GameStop Corp                  COM            36467w109    14311   511661 SH       SOLE                 511661      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     2655   921887 SH       SOLE                 921887      0    0
General Cable Corporation      COM            369300108     9023   246316 SH       SOLE                 246316      0    0
Goodyear Tire & Rubber Co      COM            382550101    10931   867223 SH       SOLE                 867223      0    0
Hawaiian Holdings Inc          COM            419879101    10733  1860217 SH       SOLE                1860217      0    0
Ingram Micro Inc               COM            457153104    11800   599607 SH       SOLE                 599607      0    0
Jones Group Inc                COM            48020t101     8544   671711 SH       SOLE                 671711      0    0
Meritor Inc                    COM            59001k100    10998  2325108 SH       SOLE                2325108      0    0
Navistar Intl Corp             COM            63934E108    17588   508777 SH       SOLE                 508777      0    0
OfficeMax Incorporated         COM            67622p101    14542  1252563 SH       SOLE                1252563      0    0
PHH Corporation                COM            693320202    16730   761857 SH       SOLE                 761857      0    0
Patterson-UTI Energy Inc       COM            703481101     9273   388985 SH       SOLE                 388985      0    0
Peabody Energy Corporation     COM            704549104     7597   359178 SH       SOLE                 359178      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     7693   231589 SH       SOLE                 231589      0    0
SUPERVALU INC                  COM            868536103    11187  2219678 SH       SOLE                2219678      0    0
Sanmina Corporation            COM            801056102    10886   957400 SH       SOLE                 957400      0    0
Star Bulk Carriers Corp        COM            y8162k121     1091   153242 SH       SOLE                 153242      0    0
Steel Dynamics Inc             COM            858119100     6446   406059 SH       SOLE                 406059      0    0
Tesoro Corporation             COM            881609101    22841   390118 SH       SOLE                 390118      0    0
The Hanover Insurance Group In COM            410867105     9129   183755 SH       SOLE                 183755      0    0
Tower Group International Ltd  COM            g8988c105     1501    81329 SH       SOLE                  81329      0    0
Unisys Corporation             COM            909214306    16671   732775 SH       SOLE                 732775      0    0
Valero Energy Corp             COM            91913y100    16893   371365 SH       SOLE                 371365      0    0
Virco Mfg Corp                 COM            927651109     1036   433295 SH       SOLE                 433295      0    0


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